Noncontrolling Interests Subject to Put Provisions (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Noncontrolling Interests Subject To Put Provisions (Details) [Abstract]
Potential obligations under the put provisions	$ 957,915,000		$ 957,915,000		$ 824,658,000
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance			824,658,000
contributions to noncontrolling interests			(118,903,000)
Purchase (sale) of noncontrolling interests			(286,000)
Cash contributions from noncontrolling interests			8,705,000
Changes in fair value of noncontrolling interests			132,290,000
Net income attributable to noncontrolling interest	345,651,000	$ 329,102,000	207,079,000	$ 147,081,000
Other Comprehensive Income Loss Net Of Tax	(125,514,000)	$ (191,150,000)	(203,542,000)	$ (184,858,000)
Noncontrolling interests subject to put provisions ending balance	960,096,000		960,096,000		824,658,000
Put provisions exercisable	$ 180,161,000		$ 180,161,000		$ 123,846,000